RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2026
EBP 1-4-1 Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
At June 30, 2026 and 2025, 511,872 and 523,536 shares of the Company’s common stock were held by the Plan respectively. The cost of this stock at June 30, 2026 and 2025 was £44,754,288 and £43,516,400 respectively.
During the years ended June 30, 2026, 2025 and 2024, the Plan recorded dividend income from the Company’s common stock of £1,331,875, £1,329,508 and £1,367,901, respectively.
Contributions from participating Procter & Gamble companies of £3,469,301, £3,357,627 and £3,166,099 were recorded for the years ended June 30, 2026, 2025 and 2024, respectively. Amounts payable to participating Procter & Gamble companies of £0 and £0 were recorded at June 30, 2026 and 2025 respectively.
Also, the Plan received reimbursements for administrative expenses from the participating Procter & Gamble companies for the years ended June 30, 2026, 2025 and 2024 of £18,490, £16,888 and £4,547 respectively.
Amounts of £3,343, £4,232 and £22,195 were paid to participating companies in the years ended June 30, 2026, 2025 and 2024. These amounts relate to surplus funds received by the Plan to cover administrative expenses, and interest income on surplus funds.
Audit fees of £31,200, £31,200 and £30,160 were incurred for the years ended June 30, 2026, 2025 and 2024 respectively. These fees were paid by the participating Procter & Gamble companies (Note 6) on behalf of the Plan.